DEFERRED TAX (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Deferred taxation analysed by major category:
Other timing differences	$ 1,304	$ 2,123
Deferred tax liability (asset)	1,304	2,123
Reconciliation of deferred taxation:
Opening balance	2,123	1,138
Deferred tax on the actuarial gain	(45)	(25)
Exchange differences	(109)	(174)
Closing balance	1,304	2,123
Continue operations [member]
Reconciliation of deferred taxation:
Credit to profit or loss for the year	(665)	547
Discontinued operations [member]
Reconciliation of deferred taxation:
Credit to profit or loss for the year	$ 0	$ 637